17. RELATED PARTIES TRANSACTIONS (Details 4) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Finance income		$ 9	$ 23	$ 30
Total related parties [member]
Disclosure of transactions between related parties [line items]
Finance income	[1]	4	3	3
OCP [member]
Disclosure of transactions between related parties [line items]
Finance income	[1]	1
TGS [member]
Disclosure of transactions between related parties [line items]
Finance income	[1]	3	3	3
Citelec [member]
Disclosure of transactions between related parties [line items]
Finance income	[1]
CIESA [member]
Disclosure of transactions between related parties [line items]
Finance income	[1]
Other [member]
Disclosure of transactions between related parties [line items]
Finance income	[1]

[1]	Corresponds mainly to financial leases and accrued interest on loans granted.